INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of deferred income tax [line items]
DEFERRED TAX ASSET	$ 6,112,000	$ 6,140,000
DEFERRED TAX LIABILITY	(6,112,000)	(6,140,000)
NET DEFERRED INCOME TAX LIABILITY	0	0
Property, plant and equipment [Member]
Disclosure of deferred income tax [line items]
DEFERRED TAX ASSET	135,000	243,000
Investment tax credits [Member]
Disclosure of deferred income tax [line items]
DEFERRED TAX ASSET	340,000	340,000
Non-capital losses [Member]
Disclosure of deferred income tax [line items]
DEFERRED TAX ASSET	5,576,000	5,557,000
Other items [Member]
Disclosure of deferred income tax [line items]
DEFERRED TAX ASSET	61,000	0
Exploration and evaluation assets [member]
Disclosure of deferred income tax [line items]
DEFERRED TAX LIABILITY	(6,048,000)	(6,047,000)
Marketable securities [Member]
Disclosure of deferred income tax [line items]
DEFERRED TAX LIABILITY	0	(93,000)
Other [Member]
Disclosure of deferred income tax [line items]
DEFERRED TAX LIABILITY	$ (64,000)	$ 0